Note 14 - Trade Receivables, Other Receivables and Prepayments	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
NOTE 14.	TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS

[US$ thousands]	As of December 31,
Trade receivables	2019	2020
Trade receivables	39,981	18,152
Unbilled receivables	9,390	10,658
Total	49,371	28,809

[US$ thousands]	As of December 31,
Other receivables	2019	2020
VAT	1,232	1,218
Receivable due from Otello Corporation ASA	924	-
Receivable due from OPay (1)	-	5,000
Deposit in restricted escrow account	52,878	-
Other	4,078	4,532
Total	59,112	10,750

(
1
)
 The receivable due from OPay is the consideration for the sale of Blue Ridge Microfinance Bank. See Note
26
additional information.

[US$ thousands]	As of December 31,
Prepayments	2019	2020
Prepaid expenses (1)	25,809	9,061
Total	25,809	9,061

(
1
)
 See Note
26
for specification of amount of prepaid expenses with Mobimagic Digital Technology Ltd.

[US$ thousands]	As of December 31,
Allowance for impairment of trade receivables	2019	2020
As of period start	1,619	1,446
Loss allowance related to trade receivables due from Powerbets	-	6,579
Other changes in the period	(173)	(382)
As of period end	1,446	7,643

As of period end, the aging of trade receivables was as follows.

[US$ thousands]		Neither past due	Past due
Aging analysis of trade receivables	Total	nor impaired	<30 days	31-60 days	61-90 days	>90 days (1)
As of December 31, 2019	39,981	22,125	8,761	657	341	8,097
As of December 31, 2020	18,152	14,647	1,425	367	117	1,597

(
1
)
As of year-end
2020,
the total amount of trade receivables due from Powerbets, which was a joint venture until its disposal, was US$
nil
 (
December 31, 2019:
US$6,579
 thousand).

For trade receivables, the Group recognizes a loss allowance based on lifetime expected credit losses as of each reporting date. The Group makes specific loss provisions at the level of specific invoices where information exists that management can utilize in its determination of risk. For trade receivables where no
specific risk information is identified, the Group uses a provision matrix that is based on the nature of the receivable, location of its invoicing and the age of the invoice relative to its due date, reflecting its historical credit loss experience and adjusting for forward-looking factors specific to the debtors and the economic environment. As of
December 31, 2020,
the Group had recognized loss provisions related to receivables due from related parties of
US$85
thousand (
December 31, 2019:
US$0
).

As of
December 31, 2020,
the loss allowance totaled
US$7,643
thousand, corresponding to
26.5%
of trade receivables (
December 31, 2019:
US$1,446
thousand, corresponding to
2.9%
of trade receivables).

Of the total loss allowance of
US$7,643
thousand for trade receivables,
US$6,579
thousand was related to trade receivables due from Powerbets, a joint venture of the Group until
December 2020,
at which point in time it was disposed of. In addition to the expected credit losses on trade receivables due from Powerbets, the Group recognized an impairment loss of
US$3,897
 thousand on long-term receivables due from Powerbets. Because the long-term loans were classified as part of the net investment in Powerbets, these had absorbed losses under the equity method in the period from
2017
until
2020,
resulting in their carrying amount being
zero
at the time the Group concluded that they were credit impaired. Upon recognition of the impairment loss, the equivalent amount was recognized as income on the line item for Share of net income (loss) of associates and joint ventures in the Statement of Operations. Thus, the credit loss expense was effectively reclassified as such in the Statement of Operations for
2020.
The credit loss expense on trade receivables and long-term loans due from Powerbets was recognized in the Statement of Operations as "credit loss expense related to divested joint venture". As of
December 31, 2020,
the carrying amount of trade receivables and long-term loans due from Powerbets was zero.

For details regarding the Group's procedures on managing credit risk, please refer to Note
23.